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                           UNITED STATES                      OMB APPROVAL
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                SECURITIES AND EXCHANGE COMMISSION    OMB Number:      3235-0456
                      Washington, D.C. 20549          Expires:   August 31, 2000
                                                      Estimated average burden
                                                      hours per response.......1
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                            FORM 24F-2
                 ANNUAL NOTICE OF SECURITIES SOLD
                      PURSUANT TO RULE 24F-2

      Read instructions at end of Form before preparing Form.

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     1.  Name and address of issuer:

         NEUBERGER BERMAN EQUITY SERIES
         605 THIRD AVENUE, 2ND FLOOR
         NEW YORK, NY  10158-0180
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     2.  The name of each series or class of  securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/



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     3.       Investment Company Act File Number:  811-09011

              Securities Act File Number:  333-66137

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     4(a).    Last day of fiscal year for which this Form is filed:  AUGUST 31

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     4(b).    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

              NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE. N/A
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     4(c)     Check box if this is the last time the issuer will be filing this
              Form.  N/A
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





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     5.       Calculation of registration fee:

           (i)   Aggregate sale price of securities
                 sold during the fiscal year
                 pursuant to section 24(f)                         $  25,038,000
                                                                   -------------

           (ii)  Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year.                   $ 65,364,265
                                                    ------------

           (iii) Aggregate price of securities
                 redeemed or repurchased during
                 any prior fiscal year ending no
                 earlier than October 1, 1995
                 that were not previously used
                 to reduce registration fees
                 payable to the Commission:         $  0
                                                     -----
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           (iv)  Total available redemption credits
                 [add:  Items 5(ii) and 5(iii)]:                   $  65,364,265
                                                                   -------------
           (v)   Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtractItem 5(iv)
                 from Item 5(i)]:                                  $(40,326,265)
                                                                   -------------
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           (vi)  Redemption credits available for use
                 in future years - if Item 5(i) is
                 less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:                 $( 0 )
                                                         -----
          ------------------------------------------------------

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           (vii) Multiplier for determining registration
                 fee (See Instruction C.9):                        x     .000264
           (vii) Registration fee due [multiply Item 5(v)
                 by Item 5(vii)] (enter "0" if no fee is due):     $           0
                                                                            ----
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    6.    Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of the securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

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     7.    Interest  due - if this Form is being  filed  more than 90 days after
           the end of the Issuer's fiscal year (see Instruction D):     + $  0
                                                                            ----

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     8.    Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:                                    $  0
                                                                            ----
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


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     9.    Date the registration fee and any interest payment was sent to the
           Commissions lockbox depository:

           Method of Delivery:        N/A

                   / /  Wire Transfer             / /  Mail or Other Means
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /S/ Daniel J. Sullivan, Vice President
                                   --------------------------------------

                                   DANIEL J. SULLIVAN, VICE PRESIDENT
                                   --------------------------------------

Date  NOVEMBER 20, 2000
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                    *Please  print  the name and  title of the  signing
                     officer below the signature.